MERGER (Details Narrative)				12 Months Ended
	Oct. 27, 2022 $ / shares shares	May 24, 2022 USD ($) shares	Feb. 09, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Apr. 24, 2024 USD ($)	Nov. 07, 2022 $ / shares shares	Oct. 28, 2022 $ / shares shares	Dec. 29, 2021 $ / shares shares	Sep. 16, 2021 $ / shares shares
Business Acquisition [Line Items]
Stock issued, shares	4,000
Aggregate purchase price | $					$ 2,100
Conversion stock share issued				1,244,461	54,745
Debt instrument carrying amount | $						$ 2,450,000
Stock issued | $					$ 483,000
Preferred stock issued				164,001,382	14,449,669
Purchase of warrant	6,300						12,600	2,100
Warrant exercise price | $ / shares	$ 0.10						$ 0.10	$ 0.10
Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Conversion stock share issued				4,049,887
Conversion stock amount issued | $				$ 7,965,626
Convertible debt | $						$ 7,613,292
Interest payable current | $				$ 352,334
Preferred stock issued				1,262,074	7,507,845
Series B Preferred Stock [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Aggregate purchase price | $
Stock issued | $
Series B Preferred Stock [Member] | Private Investment In Public Equity Investor [Member]
Business Acquisition [Line Items]
Aggregate purchase price | $			$ 3,500,000
Series A Warrant [Member]
Business Acquisition [Line Items]
Warrant exercise price | $ / shares			$ 330.00
Series A Warrant [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Warrants to purchase shares			162,577
Series B Warrant [Member]
Business Acquisition [Line Items]
Warrant exercise price | $ / shares			$ 264.00
Series B Warrant [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Warrants to purchase shares			162,577
Series C Warrant [Member]
Business Acquisition [Line Items]
Warrant exercise price | $ / shares			$ 165.00
Series C Warrant [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Warrants to purchase shares			162,577
Series D Warrant [Member]
Business Acquisition [Line Items]
Warrants to purchase shares			65,111
Warrant exercise price | $ / shares			$ 247.50
Series D Warrant [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Warrants to purchase shares			162,577
Series A3 Preferred Stock [Member]
Business Acquisition [Line Items]
Preferred stock issued									2,376,439	1,090,909
Purchase of warrant									2,376,439	1,891,928
Warrant exercise price | $ / shares									$ 1.125	$ 1.125
Share exchange ratio									1.26855	1.26855
Security Purchase Agreement [Member] | Series B Preferred Stock [Member]
Business Acquisition [Line Items]
Stock issued, shares			1,060,606
Security Purchase Agreement [Member] | Series A Warrants [Member]
Business Acquisition [Line Items]
Warrants to purchase shares			10,606
Settlement Agreement [Member]
Business Acquisition [Line Items]
Stock issued | $		$ 900,000
Notes payable | $		$ 400,000
share issued		2,500
Debt instrument periodic payment | $					$ 100,000